Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

11.    Related Party Transactions

Related party payables of $159 thousand and $253 thousand as of September 30, 2022 and December 31, 2021, respectively, primarily relate to amounts owed to 10Clouds, the Company’s third-party contractor for software development and investor in the Company, and smaller amounts payable to members of management as expense reimbursements. Total costs incurred in relation to 10Clouds for the three months ended September 30, 2022 and 2021, totaled approximately $254 thousand and $313 thousand, respectively. Total costs incurred in relation to 10Clouds for the nine months ended September 30, 2022 and 2021, totaled approximately $688 thousand and $815 thousand, respectively, of which certain amounts were recorded as capitalized internal-use software, research and development, or cost of services.

A member of management provides legal services to the Company from a law firm privately owned and separate from the Company. Certain services are provided to the Company through this law firm. Total expenses incurred by the Company in relation to these services totaled $32 thousand and $0 during the three months ended September 30, 2022 and 2021, respectively. Total expenses incurred by the Company in relation to these services totaled $95 thousand and $9 thousand during the nine months ended September 30, 2022, and 2021, respectively. Amounts payable as of September 30, 2022, and December 31, 2021 were $0.

The Company has agreed, with effect from November 13, 2020, to grant a three-year loan in the amount of $335 thousand with an abated interest rate of 0.25% per annum to an advisory contractor to purchase 1,408,240 options. The options provide for the right to acquire shares of Class A Common Stock at a strike price of $1.20 per share. The options have no vesting period and will expire in 24 months after the date of issuance. The loan will be repaid with in-kind services from the contractor at a rate of $9 thousand per month for 36 months with the first payment receipt in April 2020. As of September 30, 2022 and December 31, 2021, the shareholder loan balances were $46 thousand and $130 thousand, respectively.

On August 16, 2017, the Company entered into three shareholder loan agreements with three related parties for $75 thousand each at an interest rate abated to the Applicable Federal Rate at August 2017 of ninety-six basis points. The loans were issued in exchange for 176,282 shares each and are payable to Company on the earlier of three years from the date of the Agreement, or within ninety (90) days upon liquidation of the loan’s underlying security. On July 28, 2020 and August 16, 2021, the Company extended the shareholder loans maturity date of these loans by one year on each date for a total extension of two years from the original maturity date. On November 18, 2021, one shareholder repaid the loan in full, and the Company’s Board resolved to forgive the other two loans in full as a bonus to the remaining two shareholders. As of September 30, 2022 and December 31, 2021 the shareholder loan balances were $0.

13.    Related Party Transactions

Related party payables of $253 thousand and $448 thousand at December 31, 2021 and 2020, respectively, primarily relate to amounts owed to 10Clouds, the Company’s third-party contractor for software development and investor in the Company, and smaller amounts payable to members of management as expense reimbursements. Total costs incurred in relation to 10Clouds for the years ended December 31, 2021 and 2020, totaled approximately $1.08 million and $1.91 million, respectively, of which certain amounts were recorded as capitalized internal-use software, research and development, or cost of services provided. A member of management provides legal services to the Company from a law firm privately owned and separate from the Company. Certain services are provided to the Company through this law firm. Total expenses incurred by the Company in relation to these services totaled $32 thousand and $100 thousand during the years ended December 31, 2021 and 2020, respectively. Amounts payable as of December 31, 2021 and 2020 was $0.

As described in Note 16 to the consolidated financial statements appearing elsewhere in this registration statement, the Company rendered services to Emergent under a statement of work as part of the July 1, 2019 settlement agreement. Total revenue recognized under this agreement totaled $0 and $904 thousand during the years ended December 31, 2021 and 2020 and was part of the SAFE settlement and not realized in cash.

The Company has agreed, with effect from November 13, 2020, to grant a three-year loan in the amount of $335 thousand with an abated interest rate of 0.25% per annum to an advisory contractor to purchase 1,408,240 options. The options provide for the right to acquire shares of Class A Common Stock at a strike price of $1.20 per share. The options have no vesting period and will expire in 24 months after the date of issuance. The loan will be repaid with in-kind services from the contractor at a rate of $9 thousand per month for 36 months.

On August 16, 2017, the Company entered into three shareholder loan agreements with three related parties for $75 thousand each at an interest rate abated to the Applicable Federal Rate at August 2017 of ninety-six basis points. The loans were issued in exchange for 176,282 (22 pre-pre-split) shares each and are payable to Company on the earlier of three years from the date of the Agreement, or within ninety (90) days upon liquidation of the loan’s underlying security. On July 28, 2020 and August 16, 2021, the Company extended the shareholder loans maturity date of these loans by one year on each date for a total extension of two years from the original maturity date. On November 18, 2021, one shareholder repaid the loan in full, and the Company’s Board resolved to forgive the other two loans in full as a bonus to the remaining two shareholders. As of December 31, 2021 and 2020 the shareholder loan balances totaled $0 and $225 thousand respectively.